Financial instruments - Non-derivative financial liabilities (Details) - Financial liabilities at amortised cost - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Financial instruments
Carrying amount	$ 3,642	$ 1,710
2 months or less
Financial instruments
Contractual maturity	3,528	1,710
3-12 months
Financial instruments
Contractual maturity	114
Trade and other payables
Financial instruments
Carrying amount	3,642	1,710
Trade and other payables | 2 months or less
Financial instruments
Contractual maturity	3,528	$ 1,710
Trade and other payables | 3-12 months
Financial instruments
Contractual maturity	$ 114